[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

October 27, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Center Coast MLP & Infrastructure Fund
(File No. 811-22843) — Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of Center Coast MLP & Infrastructure Fund (the “Fund”), we are enclosing herewith for filing a Preliminary Proxy Statement on Schedule 14A (the “Preliminary Proxy Statement”) in connection with a special meeting of shareholders of the Fund.  The Preliminary Proxy Statement is filed pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the General Rules and Regulations of the Securities and Exchange Commission promulgated thereunder.

If you have any questions or require any further information with respect to this filing, please call the undersigned at (312) 407-0641.

Very truly yours,

/s/ Kevin T. Hardy
Kevin T. Hardy

Enclosure